Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Fair Value, Inputs, Level 3	Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2013 Private placement Fair Value, Inputs, Level 3	Dec. 31, 2012 Private placement Fair Value, Inputs, Level 3	Dec. 31, 2011 Collateralized debt obligations	Dec. 31, 2011 Mortgage Loans on Real Estate	Dec. 31, 2010 Mortgage Loans on Real Estate	Feb. 12, 2010 Mortgage Loans on Real Estate	Dec. 31, 2010 Additional Impairment Charges	Dec. 31, 2013 Account balances and future policy benefit reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	$ 23,262		$ 50,046	$ 50,046	$ 23,262	$ 3,902,925	$ 3,722,038
Impairment on real estate held for sale	4,538							413	1,580	5,000		2,167
Impaired value of real estate acquired on deed in lieu of foreclosure											50,500
Gain on sale of real estate		7,078
FHLB stock held	10,000		30,000
Funding agreement, balance													500,000
Amount of collateral													$ 598,671